Interest and Finance costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Interest and Finance Cost [Abstract]
Interest on long-term debt, including amortization of financing costs	$ 139,241	$ 85,436
Capitalized borrowing costs	(18,037)	(31,215)
Premium on 9.5% Senior Unsecured Notes (Note 8)	26,546	0
Bank charges and other financial expenses	2,733	10,598
Total	$ 150,483	$ 64,819